Details of Significant Accounts	6 Months Ended
Jun. 30, 2025
Details of Significant Accounts [Abstract]
Details of Significant Accounts
6.	Details of Significant Accounts

(1)	Cash and cash equivalents

	June 30, 2025	December 31, 2024	June 30, 2024
Cash on hand and revolving funds	469	444	242
Checking accounts and demand deposits	23,579	51,551	20,066
Time deposits	29,300	65,570	129,800
	$53,348	$117,565	$150,108

A.	The Company transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

B.	On June 30, 2025, December 31, 2024 and June 30, 2024, the Company had restricted cash and cash equivalents due to short-term borrowings classified as “financial assets at amortised cost”, please refer to Notes 6(2) and 8 for details.

C.	The Company has no cash and cash equivalents pledged to others.

(2)	Financial assets at amortised cost

Items	June 30, 2025	December 31, 2024	June 30, 2024
Current items:
Restricted deposit	$82,400	$82,132	$97,350

A.	Amounts recognised in profit or loss in relation to financial assets at amortised cost are listed below:

	Six months ended	Six months ended
	30-Jun-25	30-Jun-24
Interest income	$1,696	$2,480

B.	As at June 30, 2025, December 31, 2024 and June 30, 2024, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortised cost held by the Company is the amount of the financial assets at amortised cost.

C.	Details of the Company’s financial assets at amortised cost pledged to others as collateral are provided in Note 8.

D.	Information relating to credit risk of financial assets at amortised cost is provided in Note 12(2).

(3)	Notes and accounts receivable

	June 30, 2025	December 31, 2024	June 30, 2024
Accounts receivable	3,690	6,468	4,722
Less: Allowance for uncollectible accounts			-8
	$3,690	$6,468	$4,714
A.	The ageing analysis of accounts receivable and notes receivable that were past due but not impaired is as follows:

	June 30, 2025	December 31, 2024	June 30, 2024
	Accounts receivable	Accounts receivable	Accounts receivable
Not past due	2,864	6,232	3,882
Up to 30 days	510	236	731
31 to 90 days	293		101
91 to 180 days	23	-	-
181 to 270 days	-	-	-
271 to 360 days	-	-	-
Over 361 days			8
	$3,690	$6,468	$4,722

The above ageing analysis was based on past due date.

B.	As of June 30, 2025, December 31, 2024 and June 30, 2024 and January 1, 2024, the balances of receivables from contracts with customers amounted to $3,690, $6,468, $4,722, and $5,521, respectively.

C.	As of June 30, 2024, December 31, 2023 and June 30, 2023, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Company’s accounts receivable was the amount of the Company’s accounts receivable.

D.	The Company did not hold any collateral as security.

E.	Information relating to credit risk of accounts receivable and notes receivable is provided in Note 12(2).

(4)	Inventories

	30-Jun-25
	Cost	Allowance for valuation loss	Book value
Raw materials	7,094	-4,794	2,300
Work in progress	18,213	-13,566	4,647
Finished goods	32,108	-22,754	9,354
	$57,415	$-41,114	$16,301
	31-Dec-24
	Cost	Allowance for Valuation loss	Book value
Raw materials	7,713	-5,622	2,091
Work in progress	17,909	-13,086	4,823
Finished goods	34,239	-25,192	9,047
	$59,861	$-43,900	$15,961

	30-Jun-24
	Cost	Allowance for valuation loss	Book value
Raw materials	8,500	-4,725	3,775
Work in progress	19,148	-11,906	7,242
Finished goods	46,872	-19,769	27,103
	$74,520	$-36,400	$38,120

The cost of inventories recognized as expense for the period:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Cost of goods sold	22,038	14,090
Loss on decline in market value	1,076	12,302
Unallocated overheads	1,648	2,036
	$24,762	$28,428
(5)	Other current assets

	June 30, 2025	December 31, 2024	June 30, 2024
Payment on behalf of others	2,441	18,907	46,172
Others	175	7	364
	$63,208	$14,085	$46,536

(6)	Property, plant and equipment

	Six months ended June 30, 2025
Cost	Opening balance	Additions	Reductions	Ending balance
Machinery	107,984	0	0	107,984
Others	12,323	2,192	0	14,515
	$120,307	$2,192	$0	$122,499
Accumulated depreciation
Machinery	-61,946	0	0	-61,946
Others	-4,749	-555	0	-5,304
	$-66,695	$-555	$0	$-67,250
	$43,279			$53,056

	Six months ended June 30, 2024
Cost	Opening balance	Additions	Reductions	Ending balance
Machinery	91,594	3,880	-160	95,314
Others	7,829	4,404	-1,069	11,164
	$99,423	$8,284	$-1,229	$106,478
Accumulated depreciation
Machinery	-47,185	-7,202	160	-54,227
Others	-4,242	-814	1,069	-3,987
	$-51,427	$-8,016	$1,229	$-58,214
	$47,996			$48,264
(7)	Other non-current assets

	June 30, 2025	December 31, 2024	June 30, 2024
Prepayments for equipment	39,974	43,279	5,418
Refundable deposit	-	-	5,765
Others	4,343	4,343	-
	$44,317	$47,622	$11,183

(8)	Leasing arrangements – lessor

A.	The Company leases various assets including land, buildings, machinery and equipment, business vehicle. Rental contracts are typically made for periods of 2 to 5 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

B.	The carrying amount of right-of-use assets and the depreciation charge are as follows:

	June 30, 2025	December 31, 2024	June 30, 2024
	Carrying amount	Carrying amount	Carrying amount
Buildings	17,660	3,342	6,822
Transportation equipment (Business vehicles)	0	950	2,202
	$17,660	$4,292	$9,024

	Six months ended June 30, 2025	Six months ended June 30, 2024
	Depreciation charge	Depreciation charge
Buildings	5,346	4,218
Transportation equipment (Business vehicles)	780	945
	$5,163	$5,163

C.	For the six months ended June 30, 2025 and 2024, the additions to right-of-use assets were $19,374 and $9,024, respectively.

D.	The information on profit and loss accounts relating to lease contracts is as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Items affecting profit or loss
Interest expense on lease liabilities	$239	$93

E.	For the six months ended June 30, 2025 and 2024, the Company’s total cash outflow for leases were $5,386 and $5,284, respectively.
(9)	Short-term borrowings

Type of borrowings	30-Jun-25	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$90,000	1.93%~2.55%	Time deposits, Credit Guarantee Fund

Type of borrowings	31-Dec-24	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$90,000	1.93%~2.55%	Time deposits, Credit Guarantee Fund

Type of borrowings	30-Jun-24	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$90,000	1.93%~2.55%	Time deposits, Credit Guarantee Fund

Short-term borrowings collateral is provided in Note 8.

(10)	Long-term borrowings

Type of borrowings	Borrowing periodand repayment term	Interest rate range	Collateral	30-Jun-25
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.28%	(Note 2)	15,800
Unsecured borrowings	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	2.13%~2.22%	(Note 1)	42,500

Less: Current portion				6,226
				$30,757
Type of borrowings	Borrowing periodand repayment term	Interest rate range	Collateral	31-Dec-24
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.28%	(Note 2)	15,800
Unsecured borrowings	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	1.81%~2.10%	(Note 1)	41,194

Less: Current portion				13,118
				$43,876

Type of borrowings	Borrowing periodand repayment term	Interest rate range	Collateral	30-Jun-24
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.28%	(Note 2)	11,060
Unsecured borrowings	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	2.13%~2.22%	(Note 1)	36,833

Less: Current portion				10,910
				$36,983

Note 1:	The mentioned borrowings are guaranteed by the Small & Medium Enterprise Credit Guarantee Fund of Taiwan.

Note 2:	Long-term borrowings collateral is provided in Note 8.

(11)	Pensions

A.	Effective July 1, 2005, the Company has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, the Company contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment.
B.	The pension costs under defined contribution pension plans of the Company for the six months ended June 30, 2025 and 2024 were $1,108 and $1,224, respectively.

(12)	Share capital

As of June 30, 2025, the Company’s authorized capital was $1,000,000 thousand, consisting of 1,000 thousand shares of ordinary stock, and the paid-in capital was $281,510 with a par value of $10 (in dollars) per share.

Movements in the number of the Company’s ordinary shares outstanding are as follows:

	2025	2024
At June 30	$28,151	$28,151

(13)	Capital surplus

Pursuant to the R.O.C. Company Act, capital surplus arising from paid-in capital in excess of par value on issuance of common stocks and donations can be used to cover accumulated deficit or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficit. However, capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

	2025
	Share premium	Employee restricted shares	Total
At June 30	$32,416	$13,949	$46,365

	2024
	Share premium	Employee restricted shares	Total
At June 30	$32,416	$13,949	$46,365

(14)	Retained earnings

A.	Under the Company’s Articles of Incorporation, the current year’s earnings, if any, shall first be used to pay all taxes and offset prior years’ operating losses and then 10% of the remaining amount shall be set aside as legal reserve. The remainder, if any, to be retained or to be appropriated shall be resolved by the stockholders at the stockholders’ meeting.

B.	Except for covering accumulated deficit or issuing new stocks or cash to shareholders in proportion to their share ownership, the legal reserve shall not be used for any other purpose. The use of legal reserve for the issuance of stocks or cash to shareholders in proportion to their share ownership is permitted, provided that the distribution of the reserve is limited to the portion in excess of 25% of the Company’s paid-in capital.

C.	The Company’s dividend policy is summarized below: as the Company operates in a volatile business environment and is in the stable growth stage, the residual dividend policy is adopted taking into consideration the Company’s financial structure, operating results and future expansion plans.
D.	On June 30, 2024, the stockholders resolved the distribution of 2023 earnings as follows:

	Year ended December 31, 2024
	Amount	Dividend per share (NT$)
Legal reserve	$0
Cash dividends	0	$-
	$0

E.	As of December 31, 2023, the Company had an accumulated deficit, thus, there were no retained earnings that could be distributed.

F.	Information relating to employees’ compensation and directors’ and supervisors’ remuneration is provided in Note 6(21).

(15)	Operating revenue

	Six months ended June 30, 2025	Six months ended June 30, 2024
Revenue from contracts with customers	$12,231	$16,226

A.	Disaggregation of revenue from contracts with customers

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following major product lines and geographical regions:

	Mainland China		Taiwan		Germany	Others
Six months ended June 30, 2025	Optical filter	Optical filter module	Optical filter	Others- QLED	Optical filter	Optical filter	Total
Revenue from external customer contracts Timing of revenue recognition	$6,336	$2,464	$870	$0	$2,240	$326	$12,231
At a point in time	$6,336	$2,464	$870	$0	$2,240	$326	$12,231

	Mainland China		Taiwan		Germany	Others
Six months ended June 30, 2024	Optical filter	Optical filter module	Optical filter	Others- QLED	Optical filter	Optical filter	Total
Revenue from external customer contracts Timing of revenue recognition	$4,433	$4,486	$241	$718	$5,620	$728	$16,226
At a point in time	$4,433	$4,486	$241	$718	$5,620	$728	$16,226
B.	Contract liabilities

The Company has recognised the following revenue-related contract liabilities:

	30-Jun-25	31-Dec-24	30-Jun-24	1-Jan-24
Contract liabilities	-	-	$177	-

C.	Revenue recognised that was included in the contract liability balance at the beginning of the period

	Six months ended June 30, 2025	Six months ended June 30, 2024
Revenue recognised that was included in the contract liability balance at the beginning of the period	-	$99

(16)	Interest income

	Six months ended June 30, 2025	Six months ended June 30, 2024
Interest income from bank deposits	1,678	6,210
Other interest income	18	23
	$1,696	$6,233

(17)	Other income

	Six months ended June 30, 2025	Six months ended June 30, 2024
Government grants	1,944	326
Other income	621	142
	$2,565	$468

(18)	Other gains and losses

	Six months ended June 30, 2025	Six months ended June 30, 2024
Foreign exchange gains	-7,868	14,389
Miscellaneous disbursements	-	-59
	$-7,868	$14,330

(19)	Finance costs

	Six months ended June 30, 2025	Six months ended June 30, 2024
Interest expense
Bank borrowings	1,324	1,387
Lease liabilities	239	93
	$1,563	$1,480
(20)	Expenses by nature

	Six months ended June 30, 2025
	Operating Cost	Operating Expense	Total
Employee benefit expense	12,182	16,599	28,781
Depreciation charges on property, plant and equipment	8,493	1,775	10,268
	$20,675	$18,374	$39,049

	Six months ended June 30, 2024
	Operating Cost	Operating Expense	Total
Employee benefit expense	9,183	21,628	30,811
Depreciation charges on property, plant and equipment	8,993	4,186	13,179
	$18,176	$25,814	$43,990

(21)	Employee benefit expense

	Six months ended June 30, 2025
	Operating Cost	Operating Expense	Total
Wages and salaries	7,038	15,144	22,182
Employee stock options	0	0	0
Pension costs	420	708	1,128
Other personnel expenses	1,095	1,274	2,369
	$8,553	$17,126	$25,679

	Six months ended June 30, 2024
	Operating Cost	Operating Expense	Total
Wages and salaries	7,557	18,872	26,429
Employee stock options	0	0	0
Pension costs	413	811	1,224
Other personnel expenses	829	1,459	2,288
	$8,799	$21,142	$29,941

A.	In accordance with the Articles of Incorporation of the Company, a ratio of distributable profit of the current year, after covering accumulated losses, shall be distributed as employees’ compensation and directors’ and supervisors’ remuneration. The ratio shall not be lower than 1%~15% for employees’ compensation.

B.	For the six months ended June 30, 2025 and 2024, the Company had incurred a net loss, and thus did not accrue employees’ compensation and directors’ and supervisors’ remuneration.
(22)	Income tax

A.	Income tax expense

(a) Components of income tax expense:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Current tax:
Current tax on profits for the period	$-	$-
Total current tax	-	-
Deferred tax:
Origination and reversal of temporary differences	-163	-114
Income tax benefit	$-163	$-114

B.	The Company’s income tax returns through 2022 have been assessed and approved by the Tax Authority.

(23)	Losses per share

	Six months ended June 30, 2025
	Amount	Weighted average number of ordinary shares outstanding (share in	Losses per share
	after tax	thousands)	(in dollars)
Basic/Diluted losses per share
Loss attributable to ordinary shareholders of the parent	(54,253)	28,151	(1.93)

	Six months ended June 30, 2024
	Amount	Weighted average number of ordinary shares outstanding (share in	Losses per share
	after tax	thousands)	(in dollars)
Basic/Diluted losses per share
Loss attributable to ordinary shareholders of the parent	(35,711)	28,151	(1.27)
(24)	Supplemental cash flow information

Investing activities with partial cash payments

	Six months ended June 30, 2025	Six months ended June 30, 2024
Purchase of property, plant and equipment	1,500	8,284
Add: Opening balance of payable on equipment	1,222	267
Add: Opening balance of prepayment for equipment	13,500	5,418
Less: Ending balance of payable on equipment	0	-446
Less: Ending balance of prepayment on equipment	0	-1,222
Cash paid during the period	$16,222	$12,301

(25)	Changes in liabilities from financing activities

	Short-term borrowings	Lease liability	Long-term borrowings (including those matured within one year)	Liabilities from financing activities-gross
At January 1, 2025	90,000	7,889	43,876	141,765
Changes in cash flow from financing activities	-	-5,178	-6,893	-12,071
Changes in other non-cash items	-	2,538	-	2,538
At June 30, 2025	$90,000	$5,249	$36,983	$132,232

	Short-term borrowings	Lease liability	Long-term borrowings (including those matured within one year)	Liabilities from financing activities-gross
At January 1, 2024	$90,000	$7,003	$50,473	$147,476
Changes in cash flow from financing activities	-	-4,988	-2,580	-7,568
Changes in other non-cash items	-	6,806	-	6,806
At June 30, 2024	$90,000	$8,821	$47,893	$146,714